Acquisitions and Dispositions - Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date (Detail) - Oct. 13, 2023 € in Millions, £ in Millions		GBP (£)	EUR (€)
Acquisitions and Dispositions [Abstract]
Cash consideration transferred		£ 397	€ 460
Total consideration transferred			460
Recognized amounts of identifiable assets acquired and liabilities assumed:
Interbank balances (w/o central banks)	[1]		126
Securities borrowed	[1]		10
Financial assets at fair value through profit or loss	[1]		44
Property and equipment	[1]		53
Other intangible assets	[1]		84
All other assets	[1]		410
Total assets acquired	[1]		727
Financial liabilities at fair value through profit or loss	[1]		14
All other liabilities	[1]		488
Total liabilities assumed	[1]		502
Total identifiable net assets	[1]		225
Goodwill	[1]		235
Total identifiable net assets and goodwill acquired	[1]		€ 460

[1]	By major class of assets acquired and liabilities assumed